Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.7%

Communication Services — 20.4%
Alphabet, Inc., Class C	4,365	$897,444
Meta Platforms, Inc., Class A	928	639,559
Netflix, Inc.*	358	349,680
Spotify Technology SA*	488	267,693
Total Communication Services		2,154,376

Consumer Discretionary — 18.3%
Amazon.com, Inc.*	3,991	948,581
Booking Holdings, Inc.	50	236,878
Chipotle Mexican Grill, Inc.*	4,618	269,461
Hilton Worldwide Holdings, Inc.	661	169,262
O’Reilly Automotive, Inc.*	241	311,955
Total Consumer Discretionary		1,936,137

Financials — 11.6%
Arthur J Gallagher & Co.	1,051	317,213
Fiserv, Inc.*	1,362	294,246
KKR & Co., Inc.	1,615	269,818
Mastercard, Inc., Class A	627	348,255
Total Financials		1,229,532

Health Care — 6.7%
Eli Lilly & Co.	498	403,918
Intuitive Surgical, Inc.*	538	307,671
Total Health Care		711,589

Industrials — 3.4%
Eaton Corp. PLC	485	158,323
Trane Technologies PLC	568	206,042
Total Industrials		364,365

Information Technology — 39.3%
Amphenol Corp., Class A	3,353	237,325
Analog Devices, Inc.	864	183,073
Apple, Inc.	2,086	492,296
Broadcom, Inc.	2,439	539,678
Microsoft Corp.	2,724	1,130,624
NVIDIA Corp.	6,212	745,875
Oracle Corp.	1,157	196,759
ServiceNow, Inc.*	272	276,999
Synopsys, Inc.*	345	181,291
Workday, Inc., Class A*	640	167,718
Total Information Technology		4,151,638

Total Common Stocks
(Cost $6,881,398)		10,547,637

Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(a)
(Cost $67,542)	67,542	67,542

Total Investments — 100.3%
(Cost $6,948,940)		10,615,179
Other Assets and Liabilities, Net — (0.3)%		(36,554)
Net Assets — 100%		$10,578,625

1

*	Non-income producing securities.
(a)	Reflects the 7-day yield at January 31, 2025.

Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$10,547,637	$—	$—	$10,547,637
Short-Term Investment:
Money Market Fund	67,542	—	—	67,542
Total Investments in Securities	$10,615,179	$—	$—	$10,615,179

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.